Cash - Schedule of Cash at Bank (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)	Dec. 31, 2022 MYR (RM)
Schedule of Cash at Bank [Abstract]
Cash at bank	RM 1,478,091	$ 364,421	RM 390,500	$ 96,277	RM 109,161	RM 73,910